Portfolio of Investments
Touchstone Balanced Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 63.4%
	Information Technology — 21.6%
184,737	Apple, Inc.	$ 46,884,403
35,693	Applied Materials, Inc.	12,199,511
14,510	Broadcom, Inc.	4,490,990
125,789	Microsoft Corp.	46,563,314
226,677	NVIDIA Corp.	39,532,469
83,434	Oracle Corp.	12,273,976
47,914	Salesforce, Inc.	8,944,106
48,376	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	16,348,669
53,200	Texas Instruments, Inc.	10,328,248
40,672	Workday, Inc. - Class A*	5,284,106
		202,849,792
	Communication Services — 11.3%
185,118	Alphabet, Inc. - Class C	53,102,950
185,727	Comcast Corp. - Class A	5,332,222
65,421	Meta Platforms, Inc. - Class A	37,429,317
49,740	Netflix, Inc.*	4,782,501
59,522	Walt Disney Co. (The)	5,736,730
		106,383,720
	Financials — 8.2%
223,067	Bank of America Corp.	10,874,516
20,496	Berkshire Hathaway, Inc. - Class B*	9,821,683
134,356	Charles Schwab Corp. (The)	12,626,777
9,523	Goldman Sachs Group, Inc. (The)	8,056,363
28,316	LPL Financial Holdings, Inc.	8,518,302
6,155	Markel Group, Inc.*	11,781,101
50,702	Visa, Inc. - Class A	15,324,173
		77,002,915
	Health Care — 6.7%
54,072	Becton Dickinson & Co.	8,501,741
58,478	BioMarin Pharmaceutical, Inc.*	3,303,422
140,997	Bristol-Myers Squibb Co.	8,551,468
15,028	HCA Healthcare, Inc.	7,111,851
70,500	Johnson & Johnson	17,233,020
133,703	Medtronic PLC	11,585,365
24,467	UnitedHealth Group, Inc.	6,620,525
		62,907,392
	Consumer Discretionary — 5.0%
76,270	Airbnb, Inc. - Class A*	9,631,376
158,995	Amazon.com, Inc.*	33,113,889
81,521	Las Vegas Sands Corp.	4,392,351
		47,137,616
	Industrials — 4.4%
57,581	Boeing Co. (The)*	11,460,346
14,129	Deere & Co.	7,958,866
14,559	Hubbell, Inc.	7,144,684
90,637	SS&C Technologies Holdings, Inc.	6,124,342
56,962	Stanley Black & Decker, Inc.	4,047,720
61,564	Uber Technologies, Inc.*	4,428,298
		41,164,256
	Consumer Staples — 2.8%
29,897	Diageo PLC (United Kingdom) ADR	2,225,831
107,907	Monster Beverage Corp.*	7,818,941
101,858	Philip Morris International, Inc.	16,841,202
		26,885,974
	Energy — 1.9%
104,592	Exxon Mobil Corp.	17,745,079
Shares		Market Value
	Common Stocks — 63.4% (Continued)
	Real Estate — 1.0%
30,037	Jones Lang LaSalle, Inc.*	$ 9,140,860
	Materials — 0.5%
61,501	International Flavors & Fragrances, Inc.	4,461,897
	Total Common Stocks	$595,679,501
Principal Amount
	Corporate Bonds — 18.7%
	Financials — 5.6%
$ 2,048,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.750%, 1/15/33	1,992,010
924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	970,998
764,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	762,168
43,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	43,193
135,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.852%, 8/15/53(A)	134,958
1,300,000	American Express Co., 5.282%, 7/27/29	1,323,609
52,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	53,858
802,000	Bank of America Corp., 2.687%, 4/22/32	726,780
815,000	Bank of America Corp., 3.705%, 4/24/28	808,801
1,040,000	Bank of America Corp., 5.511%, 1/24/36	1,061,104
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	916,501
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,081,323
2,048,000	Bank of Nova Scotia (The) (Canada), 4.813%, 2/2/34	2,019,887
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,094,024
2,048,000	Barclays PLC (United Kingdom), 5.088%, 6/20/30	2,055,596
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	567,214
2,048,000	Chubb INA Holdings LLC, 4.900%, 8/15/35	2,017,289
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,744,176
645,000	Citigroup, Inc., 6.174%, 5/25/34	667,916
50,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	51,807
35,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	33,998
812,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.934%, 1/15/27(A)	804,269
26,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	25,502
14,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	13,090
62,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	63,065
76,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	70,540
26,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	21,460
17,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	14,912
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,088,894
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	668,018
2,079,000	Goldman Sachs Group, Inc. (The), 4.516%, 1/21/32	2,047,597
692,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	683,932
1,342,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,323,600
2,048,000	Huntington Bancshares, Inc., 4.623%, 1/28/32	2,018,274
57,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	56,323
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,188,937
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	983,784
816,000	JPMorgan Chase & Co., 4.946%, 10/22/35	807,147
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,254,597
878,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	831,959
1,504,000	Morgan Stanley, 2.484%, 9/16/36	1,294,248
2,087,000	Morgan Stanley, 4.493%, 1/16/32	2,052,896
14,000	Navient Corp., 4.875%, 3/15/28	13,214

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 18.7% (Continued)
	Financials — 5.6% (Continued)
$ 34,000	Navient Corp., 5.000%, 3/15/27	$ 33,234
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	934,108
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	929,248
25,000	OneMain Finance Corp., 3.875%, 9/15/28	23,757
18,000	OneMain Finance Corp., 4.000%, 9/15/30	16,255
20,000	OneMain Finance Corp., 6.625%, 5/15/29	20,019
2,048,000	Pacific Life Global Funding II, 144a, 4.375%, 2/3/31	2,032,895
31,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	29,374
17,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	15,717
20,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	20,450
21,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	20,852
1,400,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	1,381,123
13,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	13,089
65,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	65,651
21,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	21,234
55,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	56,678
1,105,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	1,118,987
60,000	SBL Holdings, Inc., 144a, 9.508%(B)	58,506
1,766,000	State Street Corp., (TSFR3M + 1.262%), 4.936%, 6/15/47(A)	1,532,731
1,986,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,326,291
1,844,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.584%, 5/15/27(A)	1,823,008
1,438,000	UBS Group AG (Switzerland), 144a, 4.588%, 8/10/32	1,413,049
807,000	US Bancorp, 4.967%, 7/22/33	798,207
1,582,000	Wells Fargo & Co., 4.960%, 1/23/37	1,542,280
		52,680,211
	Consumer Discretionary — 1.9%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,553,794
100,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	96,827
60,225	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	59,392
375,000	Amazon.com, Inc., 5.800%, 3/13/56	375,943
599,000	Amazon.com, Inc., 5.950%, 3/13/66	602,214
21,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	20,617
70,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	67,766
1,170,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,156,839
105,000	Carnival Corp., 144a, 5.750%, 8/1/32	104,972
95,000	Carnival Corp., 144a, 5.875%, 6/15/31	96,171
14,000	Carnival Corp., 144a, 6.125%, 2/15/33†	14,142
33,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	31,291
11,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	11,527
151,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	149,231
7,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.125%, 4/15/31	6,925
7,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.375%, 4/15/34	6,813
31,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	20,521
1,322,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	1,300,142
2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,810,616
856,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	847,010
720,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	702,256
30,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	26,296
46,000	Graham Holdings Co., 144a, 5.625%, 12/1/33	44,927
Principal Amount		MarketValue
	Corporate Bonds — 18.7% (Continued)
	Consumer Discretionary — 1.9% (Continued)
$ 64,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	$ 61,915
14,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30†	14,088
69,000	HNI Corp., 144a, 5.125%, 1/18/29	66,019
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	637,619
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,017,221
55,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	55,725
76,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	74,456
51,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	49,839
1,010,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,010,080
975,000	Mattel, Inc., 5.450%, 11/1/41	883,037
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,417,590
35,000	Michaels Cos., Inc. (The), 144a, 8.500%, 3/15/33	34,073
29,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	28,750
37,000	Newell Brands, Inc., 6.375%, 9/15/27	37,176
21,000	Newell Brands, Inc., 6.625%, 5/15/32†	20,072
200,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.810%, 9/17/30	181,480
1,626,000	Polaris, Inc., 5.600%, 3/1/31	1,611,645
51,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	49,431
102,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	101,583
39,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	36,390
35,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	34,573
10,000	Taylor Morrison Communities, Inc., 144a, 5.750%, 11/15/32	10,003
1,347,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,320,659
50,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	48,446
149,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	154,691
59,000	Wabash National Corp., 144a, 4.500%, 10/15/28†	51,660
200,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	191,778
		18,306,231
	Health Care — 1.6%
832,000	AbbVie, Inc., 4.450%, 5/14/46	715,479
22,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	21,405
28,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	27,794
35,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33†	35,867
28,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	26,654
26,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	24,910
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	683,051
2,048,000	Amgen, Inc., 2.300%, 2/25/31	1,849,048
1,068,000	Augusta SpinCo Corp., 4.656%, 3/23/31	1,062,772
39,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	36,598
2,048,000	Cigna Group (The), 4.500%, 9/15/30†	2,041,415
857,000	CommonSpirit Health, 4.187%, 10/1/49	656,890
782,000	CVS Health Corp., 5.125%, 7/20/45	689,422
28,000	DaVita, Inc., 144a, 6.875%, 9/1/32	28,568
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	832,133
942,000	Elevance Health, Inc., 4.750%, 2/15/33	928,005
85,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	88,938
72,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	74,768
1,234,000	HCA, Inc., 5.500%, 3/1/32	1,265,539
1,826,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	1,766,157
19,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	19,342
31,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	26,788
56,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	54,128
14,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33†	13,536
18,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31	17,691

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 18.7% (Continued)
	Health Care — 1.6% (Continued)
$ 55,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	$ 56,777
30,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	28,904
78,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	76,883
30,000	Select Medical Corp., 144a, 6.250%, 12/1/32†	28,441
115,000	Tenet Healthcare Corp., 6.125%, 10/1/28	115,159
45,000	Tenet Healthcare Corp., 144a, 5.500%, 11/15/32	44,568
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	824,211
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	859,797
		15,021,638
	Consumer Staples — 1.5%
44,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	39,181
62,000	Albertsons Cos., Inc., 144a, 5.625%, 3/31/32	61,027
42,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	43,302
76,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	74,261
1,106,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	998,646
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	980,894
27,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	26,552
20,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	20,119
1,101,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	1,056,652
1,074,000	Cargill, Inc., 144a, 4.760%, 11/23/45	952,515
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,105,077
1,254,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,265,981
1,091,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	883,045
6,000	Garda World Security Corp. (Canada), 144a, 6.500%, 1/15/31	6,081
1,206,000	Global Payments, Inc., 5.200%, 11/15/32	1,170,562
16,000	Herc Holdings, Inc., 144a, 5.750%, 3/15/31	15,749
16,000	Herc Holdings, Inc., 144a, 6.000%, 3/15/34	15,463
21,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	21,339
44,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	44,200
47,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	43,810
635,000	Kroger Co. (The), 5.000%, 4/15/42	589,951
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	636,286
878,000	Mars, Inc., 144a, 5.200%, 3/1/35	886,933
57,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	57,090
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,385,514
32,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	30,719
26,000	Post Holdings, Inc., 144a, 6.500%, 3/15/36	25,452
29,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	25,590
27,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	26,490
54,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	51,889
650,000	Starbucks Corp., 3.350%, 3/12/50	438,642
130,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	132,961
14,000	United Rentals North America, Inc., 144a, 5.375%, 11/15/33†	13,611
48,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	44,818
64,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	65,148
808,000	Walmart, Inc., 4.500%, 9/9/52	697,675
		13,933,225
	Industrials — 1.5%
32,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	32,570
Principal Amount		MarketValue
	Corporate Bonds — 18.7% (Continued)
	Industrials — 1.5% (Continued)
$ 1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	$ 1,151,168
46,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	44,118
28,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	28,136
59,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	59,594
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,022,046
62,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	60,148
1,286,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	945,424
27,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	26,728
59,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	51,035
13,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	12,316
11,000	Columbus McKinnon Corp., 144a, 7.125%, 2/1/33	10,942
1,093,000	Eaton Corp., 4.500%, 3/6/33	1,078,473
20,000	Esab Corp., 144a, 5.625%, 4/1/31	20,142
26,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	25,986
8,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	8,200
27,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	28,179
41,000	Goat Holdco LLC, 144a, 6.750%, 2/1/32	41,261
82,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	79,389
1,004,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,022,900
40,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	41,757
2,253,000	Martin Marietta Materials, Inc., 2.400%, 7/15/31	2,005,358
57,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/30	56,829
57,000	Moog, Inc., 144a, 4.250%, 12/15/27	56,964
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	744,164
50,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	47,633
25,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	23,661
40,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	40,540
59,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	57,277
71,000	RXO, Inc., 144a, 6.375%, 5/15/31	68,105
35,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	36,071
10,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	10,003
28,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	25,090
84,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	82,015
37,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	38,483
14,000	Terex Corp., 144a, 5.000%, 5/15/29	13,792
54,000	Terex Corp., 144a, 6.250%, 10/15/32	54,195
2,228,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.649%, 2/15/42(A)	1,995,316
1,358,000	Timken Co. (The), 4.500%, 12/15/28	1,354,315
35,000	TransDigm, Inc., 144a, 6.375%, 3/1/29†	35,535
53,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	54,027
1,104,000	United Parcel Service, Inc., 5.950%, 5/14/55	1,113,360
7,000	WESCO Distribution, Inc., 144a, 5.500%, 4/15/34	6,909
21,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	21,362
12,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	12,198
21,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	21,483
73,000	XPO, Inc., 144a, 7.125%, 2/1/32	75,291
		13,840,488
	Communication Services — 1.4%
1,002,000	Alphabet, Inc., 5.500%, 2/15/46	994,929
1,327,000	AT&T, Inc., 3.800%, 12/1/57	898,350
535,000	AT&T, Inc., 4.500%, 5/15/35	507,461

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 18.7% (Continued)
	Communication Services — 1.4% (Continued)
$ 118,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	$ 107,464
29,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	29,087
60,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	60,941
151,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	143,033
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	656,618
796,000	Comcast Corp., 4.000%, 3/1/48	586,929
38,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	37,823
47,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	47,962
88,000	GCI LLC, 144a, 4.750%, 10/15/28	84,674
47,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	47,034
49,000	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	50,090
21,000	Match Group Holdings II LLC, 144a, 4.625%, 6/1/28	20,528
1,335,000	Meta Platforms, Inc., 4.875%, 11/15/35	1,310,247
84,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	84,145
27,000	Neptune Bidco US, Inc., 144a, 10.375%, 5/15/31†	27,221
60,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	58,954
55,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	54,973
57,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	57,461
55,000	Paramount Global, 7.875%, 7/30/30	57,410
12,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	12,199
88,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	84,922
52,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	49,476
3,226,000	T-Mobile USA, Inc., 3.875%, 4/15/30	3,141,901
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	543,222
61,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	61,298
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	649,445
650,000	Verizon Communications, Inc., 5.875%, 11/30/55	633,142
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,581,429
200,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	209,510
57,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	53,584
		12,943,462
	Energy — 1.4%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,210,319
55,000	Bristow Group, Inc., 144a, 6.750%, 2/1/33	55,567
84,000	Buckeye Partners LP, 144a, 6.875%, 7/1/29	86,453
792,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	721,810
251,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	244,641
58,000	CVR Energy, Inc., 144a, 7.500%, 2/15/31	58,433
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,151,362
9,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	9,509
103,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	108,628
1,313,000	Energy Transfer LP, 6.300%, 1/15/56	1,295,878
39,000	Energy Transfer LP, 8.000%, 5/15/54	40,859
14,000	Energy Transfer LP, Ser G, 7.125%(B)	14,238
6,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 3/15/34	5,972
26,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	26,740
41,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	42,811
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,173,865
Principal Amount		MarketValue
	Corporate Bonds — 18.7% (Continued)
	Energy — 1.4% (Continued)
$ 32,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	$ 31,550
18,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	17,515
26,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	25,396
51,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	51,184
57,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	58,646
562,731	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	503,572
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,154,397
781,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	904,720
7,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	7,225
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,221,097
39,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	40,265
35,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	35,252
7,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	6,712
21,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	21,926
1,418,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,253,346
17,000	SESI LLC, 144a, 7.875%, 9/30/30	17,337
51,000	SM Energy Co., 144a, 6.625%, 4/15/34	51,010
21,000	SM Energy Co., 144a, 6.750%, 8/1/29	21,318
35,000	SM Energy Co., 144a, 7.000%, 8/1/32	35,657
77,000	Valaris Ltd., 144a, 8.375%, 4/30/30	79,786
35,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	35,729
111,000	Venture Global LNG, Inc., 144a, 8.125%, 6/1/28	113,516
87,000	Venture Global LNG, Inc., 144a, 9.000%(B)†	86,601
40,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	40,464
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	824,622
		12,885,928
	Utilities — 1.3%
91,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82†	88,505
78,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	79,079
786,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	805,260
1,863,000	CMS Energy Corp., 4.750%, 6/1/50	1,806,006
1,286,000	Duke Energy Progress LLC, 4.150%, 12/1/44	1,047,432
719,000	Edison International, 4.125%, 3/15/28	706,915
700,000	Georgia Power Co., 5.950%, 2/1/39	722,910
39,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	39,003
2,048,000	National Rural Utilities Cooperative Finance Corp., Ser D, 4.050%, 2/9/29	2,034,137
2,048,000	NextEra Energy Capital Holdings, Inc., 4.400%, 3/1/31	2,029,407
49,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.021%, 10/1/66(A)	42,828
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	680,724
1,266,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	1,264,703
27,000	PacifiCorp, 7.125%, 8/15/56	25,503
84,000	PacifiCorp, 7.375%, 9/15/55	79,781
887,000	PacifiCorp., 5.750%, 4/1/37	877,896
91,000	Sempra, 4.125%, 4/1/52	88,498
104,000	South Jersey Industries, Inc., 5.020%, 4/15/31	90,853
39,000	XPLR Infrastructure Operating Partners LP, 144a, 8.625%, 3/15/33	41,133
		12,550,573

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 18.7% (Continued)
	Information Technology — 1.2%
$ 12,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	$ 12,415
49,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	48,811
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,280,371
1,481,000	Broadcom, Inc., 3.419%, 4/15/33	1,354,664
508,000	Cisco Systems, Inc., 4.850%, 2/26/29	517,335
76,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	74,169
46,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	43,508
105,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	104,015
762,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	737,606
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,046,775
2,059,000	MSCI, Inc., 144a, 3.875%, 2/15/31	1,947,450
6,000	NCR Voyix Corp., 144a, 5.125%, 4/15/29	5,737
37,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	33,055
38,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	36,564
724,000	Oracle Corp., 4.700%, 9/27/34	661,213
778,000	Oracle Corp., 5.950%, 9/26/55	655,693
1,370,000	Salesforce, Inc., 5.550%, 3/15/36	1,366,202
54,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	52,672
27,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	27,018
864,000	Texas Instruments, Inc., 5.100%, 5/23/35	875,051
11,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	11,058
		10,891,382
	Real Estate — 1.1%
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,277,207
992,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	996,740
2,534,000	Crown Castle, Inc. REIT, 4.900%, 9/1/29	2,547,896
34,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	33,021
2,048,000	Host Hotels & Resorts LP REIT, Ser H, 3.375%, 12/15/29	1,944,941
36,000	Howard Hughes Corp. (The) REIT, 144a, 4.125%, 2/1/29	34,050
31,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29†	26,423
1,526,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,431,382
53,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	49,752
41,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	39,351
21,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	21,249
65,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	64,678
1,134,000	Store Capital LLC REIT, 2.700%, 12/1/31	986,249
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	616,384
21,000	Vornado Realty LP REIT, 5.750%, 2/1/33	20,611
12,000	XHR LP REIT, 144a, 6.625%, 5/15/30	12,116
		10,102,050
	Materials — 0.2%
52,000	Celanese US Holdings LLC, 7.200%, 11/15/33†	55,427
34,000	Celanese US Holdings LLC, 7.379%, 7/15/32	35,489
200,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	198,106
632,000	LYB International Finance III LLC, 5.875%, 1/15/36	634,479
23,000	Magnera Corp., 144a, 4.750%, 11/15/29†	20,739
55,000	Magnera Corp., 144a, 7.250%, 11/15/31†	50,479
41,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	42,613
626,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	636,197
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	704,649
		2,378,178
	Total Corporate Bonds	$175,533,366
Principal Amount		MarketValue
	U.S. Treasury Obligations — 8.9%
$ 1,499,000	U.S. Treasury Bond, 4.500%, 11/15/54	$ 1,404,317
385,000	U.S. Treasury Bond, 4.625%, 11/15/45	372,067
6,840,000	U.S. Treasury Bond, 4.750%, 2/15/45	6,733,392
14,391,481	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/56	13,403,209
10,420,000	U.S. Treasury Note, 3.500%, 1/31/28	10,359,759
29,490,000	U.S. Treasury Note, 3.500%, 9/30/29	29,137,503
20,515,000	U.S. Treasury Note, 3.625%, 12/31/30	20,238,528
2,335,000	U.S. Treasury Note, 4.000%, 11/15/35	2,279,544
	Total U.S. Treasury Obligations	$83,928,319
	Non-Agency Collateralized Mortgage Obligations — 2.4%
34,922	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	33,991
78,769	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.465%, 6/25/45(A)(C)	77,583
245,960	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.634%, 10/25/45(A)(C)	235,977
1,067,409	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,065,536
687,130	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	683,630
757,822	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	745,420
588,428	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	481,394
58,934	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(C)	58,091
201,633	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.876%, 1/25/45(A)(C)	194,691
203,606	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.764%, 12/25/44(A)(C)	196,771
1,900,000	CSMC Trust, Ser 2018-RPL9, Class A2, 144a, 3.927%, 9/25/57(A)(C)	1,794,258
1,516,101	Flagstar Mortgage Trust, Ser 2021-6INV, Class A4, 144a, 2.500%, 8/25/51(A)(C)	1,261,088
1,251,226	GCAT Trust, Ser 2022-INV2, Class A9, 144a, 3.000%, 4/25/52(A)(C)	1,177,563
1,646,000	GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Class A1B, 144a, 3.750%, 10/25/57	1,554,537
934,779	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	838,556
526,041	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.446%, 1/25/47(A)(C)	478,006
1,164,207	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	1,068,706
1,010,185	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.568%, 12/25/50(A)(C)	890,618
1,396,234	JP Morgan Mortgage Trust, Ser 2021-INV5, Class A3, 144a, 3.000%, 12/25/51(A)(C)	1,286,372
1,089,305	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,019,804
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	512,468
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,332,552
1,493,016	New Residential Mortgage Loan Trust, Ser 2016-1A, Class A1, 144a, 3.750%, 3/25/56(A)(C)	1,438,694
1,329,302	OBX Trust, Ser 2021-J3, Class A4, 144a, 2.500%, 10/25/51(A)(C)	1,193,294
114,126	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	105,353
672,102	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.702%, 8/25/48(A)(C)	652,486

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 2.4% (Continued)
$ 1,400,000	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	$ 1,386,406
974,693	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	872,697
	Total Non-Agency Collateralized Mortgage Obligations	$22,636,542
	U.S. Government Mortgage-Backed Obligations — 1.5%
771	FHLMC, Pool #G08062, 5.000%, 6/1/35	778
86,650	FHLMC, Pool #G08637, 4.000%, 4/1/45	83,478
464,468	FHLMC, Pool #Q29260, 4.000%, 10/1/44	447,802
155,871	FNMA, Pool #725423, 5.500%, 5/1/34	158,923
140,158	FNMA, Pool #725610, 5.500%, 7/1/34	142,527
14,700	FNMA, Pool #748895, 6.000%, 12/1/33	14,664
70,434	FNMA, Pool #AD9193, 5.000%, 9/1/40	71,180
190,479	FNMA, Pool #AH8925, 4.500%, 3/1/41	188,502
211,581	FNMA, Pool #AR9195, 3.000%, 3/1/43	194,076
317,992	FNMA, Pool #BC1809, 3.500%, 5/1/46	297,652
1,427,283	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,163,782
1,680,412	FNMA, Pool #CB3606, 3.500%, 5/1/52	1,542,099
1,505,729	FNMA, Pool #FA2759, 5.500%, 2/1/55	1,514,789
453,305	FNMA, Pool #FM5166, 3.000%, 12/1/50	400,192
389,267	FNMA, Pool #FM5279, 3.500%, 11/1/50	360,407
250,201	FNMA, Pool #FM5468, 2.500%, 1/1/36	237,494
451,087	FNMA, Pool #FM5682, 2.500%, 1/1/51	385,984
2,204,317	FNMA, Pool #FM6031, 2.000%, 2/1/51	1,778,375
2,179,749	FNMA, Pool #FM6559, 2.000%, 3/1/51	1,758,718
1,135,020	FNMA, Pool #FM9448, 2.000%, 10/1/51	917,367
848,605	FNMA, Pool #FS0816, 2.500%, 2/1/37	801,435
451,948	FNMA, Pool #MA4166, 3.000%, 10/1/40	419,869
315,573	GNMA, Pool #5175, 4.500%, 9/20/41	312,473
1,374,318	GNMA, Pool #786741, 3.500%, 4/20/52	1,264,129
	Total U.S. Government Mortgage-Backed Obligations	$14,456,695
	Commercial Mortgage-Backed Securities — 1.2%
28,006,128	BANK, Ser 2019-BN21, Class XA, 0.818%, 10/17/52(A)(C)(D)	656,878
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,039,162
780,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	811,604
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(C)	1,412,853
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	369,257
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(C)	1,192,729
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	627,238
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.237%, 10/15/36(A)	987,681
665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	645,050
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 4.990%, 11/15/35(A)	462,234
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	797,241
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	425,997
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 1.2% (Continued)
$ 1,350,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	$ 1,352,783
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(C)	747,094
	Total Commercial Mortgage-Backed Securities	$11,527,801
	Agency Collateralized Mortgage Obligations — 1.2%
2,090,663	FHLMC REMIC, Ser 4616, Class Z, 3.500%, 9/15/46	1,814,157
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	376,695
2,350,000	FHLMC REMIC, Ser 5223, Class NB, 3.500%, 2/25/42	2,022,060
2,008,926	FNMA REMIC, Ser 2016-44, Class ZD, 3.000%, 7/25/46	1,661,052
2,299,867	FNMA REMIC, Ser 2017-72, Class DZ, 2.500%, 9/25/47	1,774,048
1,926,953	FNMA REMIC, Ser 2018-19, Class EZ, 4.000%, 4/25/48	1,727,426
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,242,853
77,198	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	77,171
2,441,600	GNMA, Ser 2012-147, Class IO, 0.508%, 4/16/54(A)(C)(D)	19,224
	Total Agency Collateralized Mortgage Obligations	$10,714,686
	Asset-Backed Securities — 1.1%
330,882	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	277,230
687,308	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	646,790
850,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	845,715
86,360	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	86,236
591,951	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	588,182
920,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	893,275
1,176,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.118%, 10/19/34(A)	1,168,355
809,625	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	775,776
1,000,000	Santander Drive Auto Receivables Trust, Ser 2025-4, Class D, 4.950%, 1/15/32	992,733
950,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	843,703
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.772%, 4/25/55(A)(C)	1,359,793
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	969,579
825,000	Westlake Automobile Receivables Trust, Ser 2025-3A, Class C, 144a, 4.680%, 7/15/31	824,545
	Total Asset-Backed Securities	$10,271,912
	Sovereign Government Obligations — 0.2%
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	615,954
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	804,146
	Total Sovereign Government Obligations	$1,420,100

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 1.4%
10,890,531	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	$ 10,890,531
2,183,955	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	2,183,955
	Total Short-Term Investment Funds	$13,074,486
	Total Investment Securities—100.0% (Cost $659,116,843)	$939,243,408
	Liabilities in Excess of Other Assets — (0.0%)	(218,009)
	Net Assets — 100.0%	$939,025,399
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $2,134,255.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $87,225,872 or 9.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$595,679,501	$—	$—	$595,679,501
Corporate Bonds	—	175,533,366	—	175,533,366
U.S. Treasury Obligations	—	83,928,319	—	83,928,319
Non-Agency Collateralized Mortgage Obligations	—	22,636,542	—	22,636,542
U.S. Government Mortgage-Backed Obligations	—	14,456,695	—	14,456,695
Commercial Mortgage-Backed Securities	—	11,527,801	—	11,527,801
Agency Collateralized Mortgage Obligations	—	10,714,686	—	10,714,686
Asset-Backed Securities	—	10,271,912	—	10,271,912
Sovereign Government Obligations	—	1,420,100	—	1,420,100
Short-Term Investment Funds	13,074,486	—	—	13,074,486
Other Financial Instruments
Futures
Interest rate contracts	26,350	—	—	26,350
Total Assets	$608,780,337	$330,489,421	$—	$939,269,758
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(580)	$—	$—	$(580)
Total Liabilities	$(580)	$—	$—	$(580)
Total	$608,779,757	$330,489,421	$—	$939,269,178

Touchstone Balanced Fund (Unaudited) (Continued)
Futures Contracts
At March 31, 2026, $296,316 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2026	191	$20,662,321	$26,350
30-Year U.S. Ultra Treasury Bond	6/18/2026	6	699,375	(580)
				$25,770
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 67.2%
$ 500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 511,224
500,000	Barry County, MO, COP, 5.000%, 10/01/37	518,816
500,000	Black Belt Energy Gas District, Revenue Ser A, 5.250%, 05/01/56	509,045
500,000	Central Plains Energy Project, Revenue Ser A1, 5.000%, 08/01/55	529,274
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	507,811
500,000	Chicago O'Hare International Airport, Revenue Ser C, 5.250%, 01/01/54	518,535
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	404,612
500,000	Clark-Pleasant Community School Building Corp., Revenue, 5.000%, 07/15/45	522,093
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	524,072
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	510,205
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	510,904
500,000	County of Miami-Dade FL Transit System, Revenue Ser A, 4.000%, 07/01/49	441,139
500,000	Duluth Economic Development Auth., Revenue EDR, 5.000%, 06/15/32	552,358
535,000	Eagle River Water & Sanitation District Wastewater Revenue Ser A, 4.000%, 12/01/45	517,302
500,000	Energy Southeast A Cooperative District, Revenue Ser A, 5.000%, 11/01/35	520,168
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	507,300
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	524,615
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	531,218
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	352,973
500,000	Hamilton County, OH, 5.000%, 08/15/40	522,692
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	469,754
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	536,436
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	503,884
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	509,619
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	501,105
500,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	504,640
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	512,461
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	533,702
500,000	Massachusetts Development Finance Agency, Revenue, 5.000%, 01/01/35	538,877
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	516,551
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	537,234
500,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	505,132
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	505,050
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	522,616
500,000	New York City Transitional Finance Auth., Future Tax Secured Revenue Ser D, 5.000%, 05/01/50	512,959
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 67.2% (Continued)
$ 500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	$ 497,150
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	398,936
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	502,059
500,000	Ohio State University/The, Revenue Ser A, 3.000%, 12/01/44	393,392
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	533,681
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	506,710
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	513,010
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	522,339
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	533,777
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	506,108
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	509,623
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	520,552
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	517,004
500,000	State of Louisiana Gasoline & Fuels Tax Revenue Ser A, 4.000%, 05/01/40	493,818
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	519,514
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	457,377
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	539,053
500,000	Westmoreland County Municipal Auth., Revenue, 5.000%, 08/15/49	514,527
500,000	Westmoreland County Municipal Auth., Revenue Ser A, 4.125%, 08/15/41	495,861
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	508,008
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	441,325
	Total Fixed Rate Revenue Bonds	$28,170,200
	General Obligation Bonds – 30.3%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	524,560
500,000	Bee Cave, TX, LTGO, 5.000%, 09/01/36	550,122
500,000	Bell County, TX, LTGO, 5.000%, 02/15/39	551,635
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	399,426
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	515,348
500,000	Clark County School District, LTGO, 4.000%, 06/15/42	488,268
500,000	Cook County School District No 27, LTGO Ser B, 4.250%, 12/01/50	447,560
500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	504,113
500,000	Finney County, KS, UTGO Ser A, 5.250%, 10/01/46	537,648
500,000	Harris County Hospital District, LTGO, 5.000%, 02/15/55	511,042
615,000	Harris County Water Control & Improvement District No 159, UTGO, 4.000%, 03/01/48	551,011
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	504,191
500,000	L'Anse Creuse Public Schools, UTGO Ser I, 5.000%, 05/01/49	514,910
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	529,203
500,000	Pearland Independent School District, UTGO, 4.250%, 02/15/50	462,364
500,000	Pittsburgh School District, LTGO, 4.200%, 09/01/42	491,852
500,000	Prosper Independent School District, UTGO, 4.000%, 02/15/53	513,921

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 30.3% (Continued)
$ 450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	$ 487,255
500,000	Smith County, TX, UTGO, 5.000%, 08/15/36	563,585
500,000	South Washington County Independent School District No 833, UTGO Ser A, 5.000%, 02/01/38	550,355
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	526,588
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	518,109
500,000	Village of Orland Park, UTGO, 4.000%, 12/01/47	449,074
500,000	Western Maricopa Education Center District No 402, UTGO Ser A, 5.000%, 07/01/41	544,672
500,000	Will County, IL, UTGO Ser B, 4.125%, 11/15/42	489,136
	Total General Obligation Bonds	$12,725,948
Shares
	Short-Term Investment Fund — 2.9%
1,220,233	Dreyfus Government Cash Management Institutional Shares, 3.53%∞Ω	1,220,233
	Total Investment Securities—100.4% (Cost $42,972,563)	$42,116,381
	Liabilities in Excess of Other Assets — (0.4%)	$(149,762)
	Net Assets — 100.0%	$41,966,619
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$40,896,148	$—	$40,896,148
Short-Term Investment Fund	1,220,233	—	—	1,220,233
Total	$1,220,233	$40,896,148	$—	$42,116,381
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Value Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 100.4%
	Japan — 14.6%
	Communication Services — 1.1%
105,000	KDDI Corp.	$ 1,787,807
	Consumer Discretionary — 3.5%
171,300	Honda Motor Co. Ltd.	1,386,429
105,600	Panasonic Holdings Corp.	1,771,055
89,800	Sankyo Co. Ltd.	1,110,787
100,900	Sumitomo Rubber Industries Ltd.	1,330,793
	Financials — 1.3%
181,800	Japan Post Holdings Co. Ltd.	2,099,146
	Health Care — 0.9%
43,700	Nippon Shinyaku Co. Ltd.	1,437,585
	Industrials — 5.8%
90,600	Japan Airlines Co. Ltd.	1,479,173
64,600	NGK Corp.	1,664,913
84,000	NIPPON EXPRESS HOLDINGS, Inc.	1,898,476
63,440	Sojitz Corp.	2,512,027
41,900	Sumitomo Corp.	1,567,859
	Information Technology — 2.0%
88,500	Brother Industries Ltd.	1,638,404
52,900	Canon, Inc.	1,467,835
	Total Japan	23,152,289
	South Korea — 8.7%
	Communication Services — 0.9%
138,500	LG Uplus Corp.	1,404,306
	Consumer Discretionary — 1.0%
17,300	Kia Corp.	1,640,035
	Financials — 1.0%
14,800	DB Insurance Co. Ltd.	1,660,029
	Industrials — 2.4%
11,300	SK Square Co. Ltd.*	3,720,553
	Information Technology — 3.4%
45,700	Samsung Electronics Co. Ltd.	5,345,136
	Total South Korea	13,770,059
	Canada — 8.3%
	Energy — 1.2%
14,600	Imperial Oil Ltd.	1,912,347
	Financials — 2.7%
67,300	Manulife Financial Corp.	2,318,321
41,700	Power Corp. of Canada	2,007,511
	Industrials — 1.0%
24,400	Finning International, Inc.	1,509,850
	Information Technology — 0.9%
63,700	Open Text Corp.	1,419,524
	Materials — 2.5%
357,200	B2Gold Corp.	1,622,819
31,100	Nutrien Ltd.	2,347,647
	Total Canada	13,138,019
	United Kingdom — 7.9%
	Consumer Staples — 2.5%
49,600	Imperial Brands PLC	2,006,938
305,600	Tesco PLC	1,913,652
	Financials — 4.3%
194,800	HSBC Holdings PLC	3,199,121
Shares		Market Value
	Common Stocks — 100.4% (Continued)
	United Kingdom — (Continued)
	Financials — (Continued)
225,300	Investec PLC	$ 1,711,709
248,100	NatWest Group PLC	1,837,912
	Utilities — 1.1%
155,000	Drax Group PLC	1,816,674
	Total United Kingdom	12,486,006
	France — 7.4%
	Energy — 2.0%
34,100	TotalEnergies SE	3,129,498
	Financials — 1.6%
25,900	BNP Paribas SA	2,467,328
	Health Care — 1.8%
30,200	Sanofi SA	2,916,409
	Real Estate — 1.0%
42,600	Klepierre SA REIT	1,596,335
	Utilities — 1.0%
41,100	Rubis SCA	1,665,471
	Total France	11,775,041
	China — 7.3%
	Consumer Discretionary — 1.7%
103,500	JD.com, Inc. - Class A	1,525,643
70,700	Vipshop Holdings Ltd. ADR	1,111,404
	Energy — 1.4%
1,650,000	PetroChina Co. Ltd. Class H	2,263,571
	Financials — 1.1%
2,531,000	People's Insurance Co. Group of China Ltd. (The) Class H	1,762,662
	Health Care — 0.8%
372,200	Livzon Pharmaceutical Group, Inc. Class H	1,301,551
	Industrials — 1.3%
576,000	Weichai Power Co. Ltd. Class H	2,042,625
	Information Technology — 1.0%
353,500	Kingboard Holdings Ltd.	1,496,167
	Total China	11,503,623
	India — 4.8%
	Energy — 2.4%
385,600	Bharat Petroleum Corp. Ltd.	1,142,383
344,200	Coal India Ltd.	1,634,654
377,900	Petronet LNG Ltd.	989,884
	Financials — 1.0%
1,185,300	Canara Bank	1,561,582
	Materials — 1.4%
533,300	National Aluminium Co. Ltd.	2,201,575
	Total India	7,530,078
	Germany — 4.7%
	Consumer Discretionary — 0.9%
23,700	Mercedes-Benz Group AG	1,456,671
	Financials — 1.0%
51,200	Deutsche Bank AG	1,523,717
	Health Care — 1.5%
51,300	Bayer AG	2,374,073

Touchstone International Value Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 100.4% (Continued)
	Germany — (Continued)
	Industrials — 1.3%
41,900	Daimler Truck Holding AG	$ 2,063,399
	Total Germany	7,417,860
	Taiwan — 4.5%
	Information Technology — 4.5%
1,482,000	Compal Electronics, Inc.	1,289,153
115,000	Genius Electronic Optical Co. Ltd.	1,608,992
267,000	Hon Hai Precision Industry Co. Ltd.	1,632,109
901,000	United Microelectronics Corp.	1,615,133
132,000	WT Microelectronics Co. Ltd.	914,858
	Total Taiwan	7,060,245
	Netherlands — 4.0%
	Energy — 1.5%
50,306	Shell PLC	2,329,925
	Financials — 2.5%
58,800	ABN AMRO Bank NV	1,864,007
27,000	NN Group NV	2,108,590
	Total Netherlands	6,302,522
	Australia — 3.8%
	Financials — 1.1%
122,200	QBE Insurance Group Ltd.	1,803,276
	Industrials — 1.1%
289,900	Qantas Airways Ltd.	1,702,946
	Materials — 1.6%
21,700	Rio Tinto Ltd.	2,465,415
	Total Australia	5,971,637
	Italy — 2.9%
	Consumer Discretionary — 0.9%
218,800	Pirelli & C SpA, 144a	1,513,977
	Financials — 1.1%
23,400	UniCredit SpA	1,678,805
	Materials — 0.9%
28,300	Buzzi SpA	1,430,764
	Total Italy	4,623,546
	Switzerland — 2.3%
	Health Care — 2.3%
23,400	Novartis AG	3,591,770
	United States — 2.2%
	Health Care — 2.2%
124,800	GSK PLC	3,437,676
	Hong Kong — 2.0%
	Consumer Staples — 1.2%
1,447,900	WH Group Ltd., 144a	1,894,538
	Health Care — 0.8%
1,080,000	United Laboratories International Holdings Ltd. (The)†	1,338,623
	Total Hong Kong	3,233,161
	South Africa — 1.7%
	Consumer Discretionary — 1.0%
30,300	Naspers Ltd. Class N	1,567,329
	Materials — 0.7%
75,300	Harmony Gold Mining Co. Ltd.	1,150,347
	Total South Africa	2,717,676
Shares		Market Value
	Common Stocks — 100.4% (Continued)
	Sweden — 1.5%
	Information Technology — 1.5%
207,700	Telefonaktiebolaget LM Ericsson - Class B†	$ 2,367,829
	Denmark — 1.4%
	Financials — 1.4%
45,400	Danske Bank A/S	2,237,430
	Brazil — 1.4%
	Materials — 1.4%
138,600	Vale SA	2,206,694
	Spain — 1.3%
	Financials — 1.3%
191,700	Banco Santander SA	2,149,095
	Norway — 1.2%
	Financials — 1.2%
62,400	DNB Bank ASA	1,952,412
	Mexico — 1.2%
	Consumer Staples — 1.2%
815,400	Kimberly-Clark de Mexico SAB de CV - Class A	1,930,791
	Austria — 1.2%
	Financials — 1.2%
17,300	Erste Group Bank AG	1,868,837
	Belgium — 1.1%
	Financials — 1.1%
23,900	Ageas SA	1,759,350
	Greece — 1.1%
	Communication Services — 1.1%
92,712	Hellenic Telecommunications Organization SA	1,748,870
	Malaysia — 1.1%
	Financials — 1.1%
895,400	CIMB Group Holdings Bhd	1,679,607
	Indonesia — 0.8%
	Utilities — 0.8%
11,771,900	Perusahaan Gas Negara Persero Tbk PT	1,287,896
	Total Common Stocks	$158,900,019
	Short-Term Investment Funds — 2.2%
833,629	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	833,629
2,612,700	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	2,612,700
	Total Short-Term Investment Funds	$3,446,329
	Total Investment Securities — 102.6% (Cost $127,607,112)	$162,346,348
	Liabilities in Excess of Other Assets — (2.6)%	(4,127,783)
	Net Assets — 100.0%	$158,218,565
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $2,522,116.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.

Touchstone International Value Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $3,408,515 or 2.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$23,152,289	$—	$23,152,289
South Korea	3,044,341	10,725,718	—	13,770,059
Canada	13,138,019	—	—	13,138,019
United Kingdom	7,448,973	5,037,033	—	12,486,006
France	1,596,335	10,178,706	—	11,775,041
China	2,412,955	9,090,668	—	11,503,623
India	3,766,921	3,763,157	—	7,530,078
Germany	—	7,417,860	—	7,417,860
Taiwan	—	7,060,245	—	7,060,245
Netherlands	—	6,302,522	—	6,302,522
Australia	—	5,971,637	—	5,971,637
Italy	—	4,623,546	—	4,623,546
Switzerland	—	3,591,770	—	3,591,770
United States	—	3,437,676	—	3,437,676
Hong Kong	1,894,538	1,338,623	—	3,233,161
South Africa	—	2,717,676	—	2,717,676
Sweden	—	2,367,829	—	2,367,829
Denmark	—	2,237,430	—	2,237,430
Brazil	2,206,694	—	—	2,206,694
Spain	—	2,149,095	—	2,149,095
Norway	—	1,952,412	—	1,952,412
Mexico	1,930,791	—	—	1,930,791
Austria	—	1,868,837	—	1,868,837
Belgium	—	1,759,350	—	1,759,350
Greece	1,748,870	—	—	1,748,870
Malaysia	—	1,679,607	—	1,679,607
Indonesia	—	1,287,896	—	1,287,896
Short-Term Investment Funds	3,446,329	—	—	3,446,329
Total	$42,634,766	$119,711,582	$—	$162,346,348
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	Information Technology — 33.8%
913,775	Apple, Inc.	$ 231,906,957
202,313	Applied Materials, Inc.	69,148,560
79,360	Broadcom, Inc.	24,562,714
743,528	Microsoft Corp.	275,231,760
1,243,805	NVIDIA Corp.	216,919,592
361,163	Oracle Corp.	53,130,689
273,284	Salesforce, Inc.	51,013,924
277,183	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	93,673,995
296,182	Texas Instruments, Inc.	57,500,773
229,039	Workday, Inc. - Class A*	29,756,747
		1,102,845,711
	Communication Services — 17.4%
976,322	Alphabet, Inc. - Class C	280,067,729
1,034,614	Comcast Corp. - Class A	29,703,768
361,263	Meta Platforms, Inc. - Class A	206,689,400
169,280	Netflix, Inc.*	16,276,272
338,554	Walt Disney Co. (The)	32,629,835
		565,367,004
	Financials — 14.0%
1,871,313	Bank of America Corp.	91,226,509
98,108	Berkshire Hathaway, Inc. - Class B*	47,013,354
812,560	Charles Schwab Corp. (The)	76,364,389
46,786	Goldman Sachs Group, Inc. (The)	39,580,488
152,598	LPL Financial Holdings, Inc.	45,906,056
36,350	Markel Group, Inc.*	69,576,445
282,293	Visa, Inc. - Class A	85,320,236
		454,987,477
	Health Care — 9.0%
310,369	Becton Dickinson & Co.	48,799,318
329,786	BioMarin Pharmaceutical, Inc.*	18,629,611
703,629	Bristol-Myers Squibb Co.	42,675,099
74,144	HCA Healthcare, Inc.	35,087,907
174,507	Johnson & Johnson	42,656,491
775,587	Medtronic PLC	67,204,613
145,870	UnitedHealth Group, Inc.	39,470,963
		294,524,002
	Consumer Discretionary — 8.5%
432,766	Airbnb, Inc. - Class A*	54,649,691
948,364	Amazon.com, Inc.*	197,515,770
457,236	Las Vegas Sands Corp.	24,635,876
		276,801,337
	Industrials — 6.6%
330,248	Boeing Co. (The)*	65,729,259
79,557	Deere & Co.	44,814,458
48,610	Hubbell, Inc.	23,854,871
Shares		Market Value
	Common Stocks — 99.4% (Continued)
	Industrials — 6.6% (Continued)
479,817	SS&C Technologies Holdings, Inc.	$ 32,421,235
341,064	Stanley Black & Decker, Inc.	24,236,008
349,931	Uber Technologies, Inc.*	25,170,537
		216,226,368
	Consumer Staples — 4.3%
171,679	Diageo PLC (United Kingdom) ADR	12,781,502
465,661	Monster Beverage Corp.*	33,741,796
559,197	Philip Morris International, Inc.	92,457,632
		138,980,930
	Energy — 3.2%
614,529	Exxon Mobil Corp.	104,260,990
	Real Estate — 1.8%
188,994	Jones Lang LaSalle, Inc.*	57,514,654
	Materials — 0.8%
361,806	International Flavors & Fragrances, Inc.	26,249,025
	Total Common Stocks	$3,237,757,498
	Short-Term Investment Fund — 0.7%
23,706,785	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	23,706,785
	Total Investment Securities—100.1% (Cost $1,581,030,187)	$3,261,464,283
	Liabilities in Excess of Other Assets — (0.1%)	(2,465,015)
	Net Assets — 100.0%	$3,258,999,268
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,237,757,498	$—	$—	$3,237,757,498
Short-Term Investment Fund	23,706,785	—	—	23,706,785
Total	$3,261,464,283	$—	$—	$3,261,464,283
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Financials — 24.1%
39,954	Berkshire Hathaway, Inc. - Class B*	$ 19,145,957
11,214	Blackrock, Inc.	10,784,616
76,066	Charles Schwab Corp. (The)	7,148,683
38,253	Chubb Ltd.	12,467,800
57,339	Progressive Corp. (The)	11,366,883
37,454	Visa, Inc. - Class A	11,320,097
		72,234,036
	Information Technology — 16.0%
74,795	Apple, Inc.	18,982,223
80,209	Entegris, Inc.	9,403,703
51,473	TE Connectivity PLC (Switzerland)	10,758,886
45,485	Texas Instruments, Inc.	8,830,458
		47,975,270
	Industrials — 15.8%
29,986	FedEx Corp.	10,680,414
50,609	Norfolk Southern Corp.	14,524,783
48,610	Old Dominion Freight Line, Inc.	9,498,394
58,417	Republic Services, Inc.	12,794,491
		47,498,082
	Materials — 11.4%
43,135	Air Products & Chemicals, Inc.	12,530,286
20,362	Martin Marietta Materials, Inc.	11,986,702
15,240	NewMarket Corp.	9,768,078
		34,285,066
	Communication Services — 8.9%
92,560	Alphabet, Inc. - Class C	26,551,762
	Consumer Staples — 7.4%
132,717	Altria Group, Inc.	8,757,995
70,416	Church & Dwight Co., Inc.	6,571,221
70,154	Nestle SA (Switzerland) ADR	6,952,261
		22,281,477
	Consumer Discretionary — 5.3%
21,634	Lowe's Cos., Inc.	5,111,682
73,139	O'Reilly Automotive, Inc.*	6,751,461
45,495	Starbucks Corp.	4,075,897
		15,939,040
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Utilities — 4.0%
196,377	Dominion Energy, Inc.	$ 12,140,026
	Energy — 3.0%
44,078	Chevron Corp.	9,119,738
	Health Care — 2.9%
34,954	Johnson & Johnson	8,544,156
	Total Common Stocks	$296,568,653
	Short-Term Investment Fund — 1.2%
3,459,610	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	3,459,610
	Total Investment Securities—100.0% (Cost $161,028,625)	$300,028,263
	Other Assets in Excess of Liabilities — 0.0%	11,164
	Net Assets — 100.0%	$300,039,427
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$296,568,653	$—	$—	$296,568,653
Short-Term Investment Fund	3,459,610	—	—	3,459,610
Total	$300,028,263	$—	$—	$300,028,263
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Health Care — 19.5%
277,421	Bio-Techne Corp.	$ 14,498,021
2,063,553	Certara, Inc.*	11,762,252
47,362	Chemed Corp.	17,890,522
614,694	Doximity, Inc. - Class A*	14,322,370
180,213	Encompass Health Corp.	17,432,003
91,181	Ensign Group, Inc. (The)	18,372,972
275,527	Globus Medical, Inc. - Class A*	23,739,406
640,110	Haemonetics Corp.*	36,076,600
360,489	LivaNova PLC*	22,912,681
326,748	Merit Medical Systems, Inc.*	22,522,740
1,122,461	Option Care Health, Inc.*	30,216,650
146,240	Privia Health Group, Inc.*	3,008,157
2,051,045	Progyny, Inc.*	34,826,744
949,870	Waystar Holding Corp.*	22,901,366
		290,482,484
	Industrials — 18.5%
39,375	CACI International, Inc. - Class A*	21,414,881
53,856	Clean Harbors, Inc.*	15,442,131
105,472	Crane Co.	18,035,712
23,469	Curtiss-Wright Corp.	15,985,205
60,308	ESCO Technologies, Inc.	16,968,862
725,959	ExlService Holdings, Inc.*	22,105,452
208,429	Federal Signal Corp.	22,539,512
185,904	Franklin Electric Co., Inc.	17,134,772
189,538	Hexcel Corp.	15,339,310
127,076	ITT, Inc.	24,211,790
429,868	KBR, Inc.	15,844,935
269,325	MAXIMUS, Inc.	17,263,733
156,119	Nextpower, Inc. - Class A*	18,820,145
353,503	Worthington Enterprises, Inc.	18,431,646
382,455	Zurn Elkay Water Solutions Corp.	17,149,282
		276,687,368
	Consumer Discretionary — 16.8%
244,256	Champion Homes, Inc.*	18,165,319
230,030	Crocs, Inc.*	19,097,091
394,035	Frontdoor, Inc.*	20,828,690
790,315	Gentex Corp.	17,268,383
191,485	Grand Canyon Education, Inc.*	32,558,195
143,877	LCI Industries	17,693,993
533,125	Malibu Boats, Inc. - Class A*	13,818,600
251,326	PVH Corp.	17,532,502
547,514	Steven Madden Ltd.	18,571,675
274,683	Stride, Inc.*	24,218,800
92,172	Texas Roadhouse, Inc.	15,221,284
49,138	TopBuild Corp.*	17,262,179
523,856	YETI Holdings, Inc.*	19,167,891
		251,404,602
	Information Technology — 16.6%
69,516	Advanced Energy Industries, Inc.	22,433,508
762,097	Box, Inc. - Class A*	18,015,973
2,674,285	CCC Intelligent Solutions Holdings, Inc.*†	16,045,710
211,203	CommVault Systems, Inc.*	16,450,602
1,679,929	DoubleVerify Holdings, Inc.*	15,959,326
347,807	Kulicke & Soffa Industries, Inc. (Singapore)	22,857,876
1,498,602	LiveRamp Holdings, Inc.*	39,742,925
126,531	Onto Innovation, Inc.*	25,947,712
377,294	Q2 Holdings, Inc.*	17,846,006
189,049	Qualys, Inc.*	16,607,955
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Information Technology — 16.6% (Continued)
592,688	RingCentral, Inc. - Class A	$ 22,042,067
880,762	Zeta Global Holdings Corp. - Class A*	14,021,731
		247,971,391
	Financials — 11.4%
293,010	Ameris Bancorp	22,851,850
644,274	Atlantic Union Bankshares Corp.	23,026,353
65,324	Evercore, Inc. - Class A	19,499,867
1,399,719	FNB Corp.	23,403,302
281,070	Hancock Whitney Corp.	17,873,241
826,483	Home BancShares, Inc.	22,257,187
293,260	Moelis & Co. - Class A	16,715,820
260,621	SouthState Bank Corp.	24,112,655
		169,740,275
	Energy — 6.4%
355,236	Cactus, Inc. - Class A	16,827,529
99,409	Gulfport Energy Corp.*	21,031,962
276,980	HF Sinclair Corp.	17,280,782
404,913	Oceaneering International, Inc.*	14,362,264
309,170	Tidewater, Inc.*	25,831,154
		95,333,691
	Real Estate — 5.5%
298,574	Agree Realty Corp. REIT†	22,506,508
141,904	Colliers International Group, Inc. (Canada)	15,168,118
726,881	COPT Defense Properties REIT	22,242,559
619,114	STAG Industrial, Inc. REIT	22,325,251
		82,242,436
	Communication Services — 2.6%
843,634	Cargurus, Inc.*	28,725,738
239,860	Ziff Davis, Inc.*	10,064,525
		38,790,263
	Materials — 2.3%
96,091	Eagle Materials, Inc.	18,204,440
428,863	Silgan Holdings, Inc.	16,639,884
		34,844,324
	Total Common Stocks	$1,487,496,834
	Short-Term Investment Funds — 5.1%
55,119,491	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	55,119,491
21,986,180	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	21,986,180
	Total Short-Term Investment Funds	$77,105,671
	Total Investment Securities—104.7% (Cost $1,327,790,628)	$1,564,602,505
	Liabilities in Excess of Other Assets — (4.7%)	(70,795,119)
	Net Assets — 100.0%	$1,493,807,386
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $21,670,000.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,487,496,834	$—	$—	$1,487,496,834
Short-Term Investment Funds	77,105,671	—	—	77,105,671
Total	$1,564,602,505	$—	$—	$1,564,602,505
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Financials — 19.4%
34,755	American Express Co.	$ 10,512,692
388,280	Bank of America Corp.	18,928,650
157,099	Bank of Nova Scotia (The) (Canada)	10,888,532
34,025	Berkshire Hathaway, Inc. - Class B*	16,304,780
26,633	Capital One Financial Corp.	4,858,658
14,882	Everest Group Ltd.	4,864,182
198,804	Fidelity National Information Services, Inc.	9,325,895
25,160	LPL Financial Holdings, Inc.	7,568,883
43,078	Progressive Corp. (The)	8,539,783
110,626	Wells Fargo & Co.	8,806,936
123,028	Western Alliance Bancorp	8,716,534
		109,315,525
	Health Care — 13.1%
591,109	Avantor, Inc.*	4,634,295
15,149	Elevance Health, Inc.	4,434,870
243,075	GE HealthCare Technologies, Inc.	17,302,078
117,441	Medtronic PLC	10,176,263
160,483	Merck & Co., Inc.	19,304,500
218,301	Sanofi SA ADR	10,517,742
27,627	UnitedHealth Group, Inc.	7,475,590
		73,845,338
	Information Technology — 11.3%
153,147	Entegris, Inc.	17,954,954
462,790	Hewlett Packard Enterprise Co.	11,019,030
231,261	Microchip Technology, Inc.	14,941,773
61,499	Oracle Corp.	9,047,118
86,076	QUALCOMM, Inc.	11,084,867
		64,047,742
	Energy — 9.9%
75,079	Chevron Corp.	15,533,845
121,360	Exxon Mobil Corp.	20,589,938
250,969	Halliburton Co.	9,785,281
474,163	Permian Resources Corp. - Class A	10,109,155
		56,018,219
	Utilities — 9.9%
157,473	Entergy Corp.	17,693,666
621,519	PG&E Corp.	10,920,089
125,419	Pinnacle West Capital Corp.	12,635,964
181,190	Xcel Energy, Inc.	14,393,734
		55,643,453
	Consumer Discretionary — 9.0%
188,728	Aptiv PLC (Jersey)*	13,105,272
833,736	Carnival Corp.	21,577,088
48,265	Lennar Corp. - Class A	4,191,333
119,915	Wynn Resorts Ltd.	12,177,368
		51,051,061
	Industrials — 7.5%
181,376	Fortive Corp.	10,026,465
34,991	JB Hunt Transport Services, Inc.	7,414,593
114,591	Johnson Controls International PLC	15,005,692
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Industrials — 7.5% (Continued)
42,465	Uber Technologies, Inc.*	$ 3,054,507
28,207	Vertiv Holdings Co. - Class A	7,068,110
		42,569,367
	Materials — 6.0%
49,860	Air Products & Chemicals, Inc.	14,483,831
305,554	Axalta Coating Systems Ltd.*	8,463,846
181,153	Freeport-McMoRan, Inc.	10,648,173
		33,595,850
	Real Estate — 4.7%
55,234	Prologis, Inc. REIT	7,300,830
34,112	Public Storage REIT	9,240,259
368,801	VICI Properties, Inc. REIT	10,075,643
		26,616,732
	Consumer Staples — 3.9%
559,755	Keurig Dr Pepper, Inc.	14,738,349
123,514	Unilever PLC (United Kingdom) ADR	7,036,593
		21,774,942
	Communication Services — 3.1%
59,986	Alphabet, Inc. - Class A	17,249,574
	Total Common Stocks	$551,727,803
	Short-Term Investment Fund — 2.1%
12,094,788	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	12,094,788
	Total Investment Securities—99.9% (Cost $455,010,621)	$563,822,591
	Other Assets in Excess of Liabilities — 0.1%	470,559
	Net Assets — 100.0%	$564,293,150
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$551,727,803	$—	$—	$551,727,803
Short-Term Investment Fund	12,094,788	—	—	12,094,788
Total	$563,822,591	$—	$—	$563,822,591
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2026 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.